Condensed Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Statement Of Financial Position [Abstract]
Trade and other receivables, allowances for doubtful accounts and sales returns	$ 43		$ 38		$ 24
Preferred stock, percentage	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Preferred stock, par value		€ 8.00		€ 8.00		€ 8.00
Preferred stock, shares authorized	150,000	150,000	150,000	150,000	150,000	150,000
Preferred stock, shares issued	150,000	150,000	150,000	150,000	150,000	150,000
Preferred stock, shares outstanding	150,000	150,000	150,000	150,000	150,000	150,000
Common stock, par value		€ 0.20		€ 0.20		€ 0.20
Common stock, shares issued	258,463,857	258,463,857	258,463,857	258,463,857	258,463,857	258,463,857
Common stock, shares authorized	550,000,000	550,000,000	550,000,000	550,000,000	550,000,000	550,000,000